Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Common Stock Subscribed	Retained Earnings	Total
Equity Balance, Starting at Dec. 31, 2016	$ 20,826,027	$ 4,965,842	$ 50,000	$ (26,069,063)	$ (227,194)
Shares Outstanding, Starting at Dec. 31, 2016	1,830,264
Stock Issued During Period, Value, New Issues	$ 265,000	0	0	0	265,000
Stock Issued During Period, Shares, New Issues	441,666
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 247,068	0	0	0	247,068
Stock Issued During Period, Shares, Conversion of Convertible Securities	155,270
Stock Issued During Period, Value, Issued for Services	$ 255,275	0	0	0	255,275
Stock Issued During Period, Shares, Issued for Services	212,500
Share subscriptions received, net of shares issued, Value	$ 0	0	70,000	0	70,000
Share subscriptions received, net of shares issued, Shares	0
Net Income (Loss)	$ 0	0	0	(931,290)	(931,290)
Shares Outstanding, Ending at Dec. 31, 2017	2,639,700
Equity Balance, Ending at Dec. 31, 2017	$ 21,593,370	4,965,842	120,000	(27,000,353)	(321,141)
Stock Issued During Period, Value, New Issues	$ 175,000	0	(120,000)	0	55,000
Stock Issued During Period, Shares, New Issues	291,667
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	$ 95,182	0	0	0	95,182
Stock Issued During Period, Shares, Conversion of Convertible Securities	94,389
Stock Issued During Period, Value, Issued for Services	$ 254,410	0	0	0	254,410
Stock Issued During Period, Shares, Issued for Services	307,500
Net Income (Loss)	$ 0	0	0	(558,974)	(558,974)
Shares Outstanding, Ending at Dec. 31, 2018	3,333,256
Equity Balance, Ending at Dec. 31, 2018	$ 22,117,962	4,965,842	0	(27,559,327)	(475,523)
Stock Issued During Period, Value, New Issues	$ 1,561,000	0	10,000	0	1,571,000
Stock Issued During Period, Shares, New Issues	2,601,898
Issuance of common shares for services and settlement of related party debt and accounts payable, Value	$ 1,044,228	(170,411)	0	0	873,817
Issuance of common shares for services and settlement of related party debt and accounts payable, Shares	867,893
Issuance of common shares for shareholder loan, Value	$ 303,750	0	0	0	303,750
Issuance of common shares for shareholder loan, Shares	125,000
Shares issuable for interest, Value	$ 0	0	17,500	0	17,500
Shares issuable for interest, Shares	0
Net Income (Loss)	$ 0	0	0	(1,702,424)	(1,702,424)
Shares Outstanding, Ending at Dec. 31, 2019	6,928,047
Equity Balance, Ending at Dec. 31, 2019	$ 25,026,940	$ 4,795,431	$ 27,500	$ (29,261,751)	$ 588,120